AB
AllianceBernstein
   Investments

                                               THE ALLIANCEBERNSTEIN VALUE FUNDS
                                                   -AllianceBernstein Value Fund
                                       -AllianceBernstein Growth and Income Fund
                                 -AllianceBernstein Focused Growth & Income Fund
                                              -AllianceBernstein Balanced Shares
                                          -AllianceBernstein Utility Income Fund
                           -AllianceBernstein Global Real Estate Investment Fund
                                     -AllianceBernstein International Value Fund
                                            -AllianceBernstein Global Value Fund
================================================================================

Supplement dated July 22, 2009 to the Prospectus dated March 2, 2009 of AllianceBernstein Value Fund, AllianceBernstein Growth and Income Fund, AllianceBernstein Focused Growth & Income Fund, AllianceBernstein Balanced Shares, AllianceBernstein Utility Income Fund, AllianceBernstein Global Real Estate Investment Fund, AllianceBernstein International Value Fund and AllianceBernstein Global Value Fund offering Class A, Class B, Class C and Advisor Class shares ("Prospectus 1"), and the Prospectus dated March 2, 2009 of AllianceBernstein Value Fund, AllianceBernstein Growth and Income Fund, AllianceBernstein Focused Growth & Income Fund, AllianceBernstein Balanced Shares, AllianceBernstein Utility Income Fund, AllianceBernstein Global Real Estate Investment Fund, AllianceBernstein International Value Fund and AllianceBernstein Global Value Fund offering Class A, Class R, Class K and Class I shares ("Prospectus 2", and together with Prospectus 1, the "Prospectuses").

Each of the funds listed above are hereinafter referred to as the Funds.

                                   * * * * *

The following information replaces the second sentence in the Prospectuses under the heading "AllianceBernstein Value Fund -- Objective and Principal Strategies."

The Fund invests primarily in a diversified portfolio of equity securities of U.S. companies, generally representing approximately 95-150 companies, with relatively large market capitalizations that the Adviser believes are undervalued.

                                   * * * * *

The following is added before the second to last paragraph in the Prospectuses under the heading "AllianceBernstein Global Real Estate Investment Fund -- Objective and Principal Strategies."

Currencies can have a dramatic impact on equity returns, significantly adding to returns in some years and greatly diminishing them in others. Currency and equity positions are evaluated separately. The Adviser may seek to hedge the currency exposure resulting from securities positions when it finds the currency exposure unattractive. To hedge a portion of its currency risk, the Fund may from time to time invest in currency-related derivatives, including forward currency exchange contracts, futures, options on futures, swaps and options. The Adviser may also seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives.

                                   * * * * *

The following information is added after the last bullet point in the Prospectuses under the heading "AllianceBernstein Global Real Estate Investment Fund -- Principal Risks."

     o    Derivatives Risk

     o    Leverage Risk

                                   * * * * *

The following information is added after the last bullet point in the Prospectuses under the headings "AllianceBernstein International Value Fund -- Principal Risks" and "AllianceBernstein Global Value Fund -- Principal Risks."

     o    Leverage Risk

                                   * * * * *

The following information is added above the last paragraph in the Prospectuses under the heading "Risks Summary."

LEVERAGE RISK

When a Fund borrows money or otherwise leverages its portfolio, it may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's investments. A Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures contracts or by borrowing money.

                                   * * * * *

The following information replaces certain information in Prospectus 1 under the heading "Fees and Expenses of the Funds." The expense information for the following Funds has been restated to reflect current expenses (i.e., annualized fiscal year-to-date expenses as of May 31, 2009) based on lower assets under management. Actual expenses may be higher or lower than those shown.

AllianceBernstein Value Fund
----------------------------

Operating Expenses

                                                                        Advisor
                                       Class A    Class B    Class C      Class
                                       -------    -------    -------    -------
Management Fees                           .55%       .55%       .55%       .55%
Distribution and/or service
(12b-1) fees (a)                          .30%      1.00%      1.00%      None
Other expenses:
     Transfer agent                       .19%       .28%       .22%       .19%
     Other expenses                       .14%       .14%       .14%       .14%
                                         -----      -----      -----       ----
Total other expenses                      .33%       .42%       .36%       .33%
                                         -----      -----      -----       ----
Total fund operating expenses            1.18%      1.97%      1.91%       .88%
                                         =====      =====      =====       ====

Examples

                                                                         Advisor
                  Class A   Class B+   Class B++   Class C+   Class C++    Class
                  -------   --------   ---------   --------   ---------  -------
After 1 year       $  540     $  600      $  200     $  294      $  194   $   90
After 3 years      $  784     $  818      $  618     $  600      $  600   $  281
After 5 years      $1,046     $1,062      $1,062     $1,032      $1,032   $  488
After 10 years     $1,796     $2,091      $2,091     $2,233      $2,233   $1,084

AllianceBernstein Growth and Income Fund
----------------------------------------

Operating Expenses

                                                                         Advisor
                                         Class A    Class B    Class C     Class
                                         -------    -------    -------   -------
Management Fees                             .55%       .55%       .55%      .55%
Distribution and/or service
(12b-1) fees                                .28%      1.00%      1.00%     None
Other expenses:
     Transfer agent                         .35%       .45%       .38%      .35%
     Other expenses                         .08%       .08%       .08%      .08%
                                           -----      -----      -----      ----
Total other expenses                        .43%       .53%       .46%      .43%
                                           -----      -----      -----      ----
Total fund operating expenses              1.26%      2.08%      2.01%      .98%
                                           =====      =====      =====      ====

Examples

                                                                         Advisor
                 Class A   Class B+   Class B++   Class C+   Class C++     Class
                  ------     ------      ------     ------      ------    ------
After 1 year      $  548     $  611      $  211     $  304      $  204    $  100
After 3 years     $  808     $  852      $  652     $  630      $  630    $  312
After 5 years     $1,087     $1,119      $1,119     $1,083      $1,083    $  542
After 10 years    $1,883     $2,201      $2,201     $2,338      $2,338    $1,201

AllianceBernstein Focused Growth & Income Fund
----------------------------------------------

Operating Expenses

                                                   Class A    Class B    Class C
                                                   -------    -------    -------
Management Fees                                       .55%       .55%       .55%
Distribution and/or service
(12b-1) fees (a)                                      .30%      1.00%      1.00%
Other expenses:
     Transfer agent                                   .38%       .46%       .41%
     Other expenses                                   .48%       .48%       .48%
                                                     -----      -----      -----
Total other expenses                                  .86%       .94%       .89%
                                                     -----      -----      -----
Total fund operating expenses                        1.71%      2.49%      2.44%
                                                     =====      =====      =====

Examples

                         Class A    Class B+   Class B++    Class C+   Class C++
                         -------    --------   ---------    --------   ---------
After 1 year              $  591      $  652      $  252      $  347      $  247
After 3 years             $  941      $  976      $  776      $  761      $  761
After 5 years             $1,314      $1,326      $1,326      $1,301      $1,301
After 10 years            $2,359      $2,634      $2,634      $2,776      $2,776


AllianceBernstein Balanced Shares
---------------------------------

Operating Expenses

                                                                         Advisor
                                         Class A    Class B    Class C     Class
                                         -------    -------    -------   -------
Management Fees                             .48%       .48%       .48%      .48%
Distribution and/or service
(12b-1) fees                                .29%      1.00%      1.00%     None
Other expenses:
     Transfer agent                         .27%       .32%       .29%      .27%
     Other expenses                         .12%       .12%       .12%      .12%
                                           -----      -----      -----      ----
Total other expenses                        .39%       .44%       .41%      .39%
                                           -----      -----      -----      ----
Total fund operating expenses              1.16%      1.92%      1.89%      .87%
                                           =====      =====      =====      ====

Examples

                                                                         Advisor
                 Class A   Class B+   Class B++   Class C+   Class C++     Class
                 -------   --------   ---------   --------   ---------   -------
After 1 year      $  538     $  595      $  195     $  292      $  192    $   89
After 3 years     $  778     $  803      $  603     $  594      $  594    $  278
After 5 years     $1,036     $1,037      $1,037     $1,021      $1,021    $  482
After 10 years    $1,774     $2,046      $2,046     $2,212      $2,212    $1,073

AllianceBernstein Utility Income Fund
-------------------------------------

Operating Expenses

                                                                         Advisor
                                        Class A    Class B    Class C      Class
                                        -------    -------    -------    -------
Management Fees                            .55%       .55%       .55%       .55%
Distribution and/or service
(12b-1) fees                               .30%      1.00%      1.00%      None
Other expenses:
     Transfer agent                        .30%       .36%       .32%       .30%
     Other expenses                        .38%       .38%       .38%       .38%
                                          -----      -----      -----      -----
Total other expenses                       .68%       .74%       .70%       .68%
                                          -----      -----      -----      -----
Total fund operating expenses             1.53%      2.29%      2.25%      1.23%
                                          =====      =====      =====      =====

Examples

                                                                         Advisor
                 Class A   Class B+   Class B++   Class C+   Class C++     Class
                 -------   --------   ---------   --------   ---------   -------
After 1 year      $  574     $  632      $  232     $  328      $  228    $  125
After 3 years     $  888     $  915      $  715     $  703      $  703    $  390
After 5 years     $1,224     $1,225      $1,225     $1,205      $1,205    $  676
After 10 years    $2,171     $2,435      $2,435     $2,585      $2,585    $1,489

AllianceBernstein Global Real Estate Investment Fund
----------------------------------------------------

Operating Expenses

                                                                         Advisor
                                        Class A    Class B    Class C      Class
                                        -------    -------    -------    -------
Management Fees                            .55%       .55%       .55%       .55%
Distribution and/or service
(12b-1) fees                               .30%      1.00%      1.00%      None
Other expenses:
     Transfer agent                        .51%       .65%       .56%       .51%
     Other expenses                        .64%       .63%       .63%       .63%
                                          -----      -----      -----      -----
Total other expenses                      1.15%      1.28%      1.19%      1.14%
                                          -----      -----      -----      -----
Total fund operating expenses             2.00%      2.83%      2.74%      1.69%
                                          =====      =====      =====      =====

Examples

                                                                         Advisor
                 Class A   Class B+   Class B++   Class C+   Class C++     Class
                 -------   --------   ---------   --------   ---------   -------
After 1 year      $  619     $  686      $  286     $  377      $  277    $  172
After 3 years     $1,026     $1,077      $  877     $  850      $  850    $  533
After 5 years     $1,457     $1,494      $1,494     $1,450      $1,450    $  918
After 10 years    $2,653     $2,959      $2,959     $3,070      $3,070    $1,998

AllianceBernstein International Value Fund
------------------------------------------

Operating Expenses

                                                                         Advisor
                                        Class A    Class B    Class C      Class
                                        -------    -------    -------    -------
Management Fees                            .71%       .71%       .71%       .71%
Distribution and/or service
(12b-1) fees                               .30%      1.00%      1.00%      None
Other expenses:
     Transfer agent                        .28%       .38%       .32%       .28%
     Other expenses                        .10%       .10%       .10%       .10%
                                          -----      -----      -----      -----
Total other expenses                       .38%       .48%       .42%       .38%
                                          -----      -----      -----      -----
Total fund operating expenses             1.39%      2.19%      2.13%      1.09%
                                          =====      =====      =====      =====

Examples

                                                                         Advisor
                 Class A   Class B+   Class B++   Class C+   Class C++     Class
                 -------   --------   ---------   --------   ---------   -------
After 1 year      $  560     $  622      $  222     $  316      $  216    $  111
After 3 years     $  846     $  885      $  685     $  667      $  667    $  347
After 5 years     $1,153     $1,175      $1,175     $1,144      $1,144    $  601
After 10 years    $2,023     $2,321      $2,321     $2,462      $2,462    $1,329

AllianceBernstein Global Value Fund
-----------------------------------

Operating Expenses

                                                                         Advisor
                                        Class A    Class B    Class C      Class
                                        -------    -------    -------    -------
Management Fees                            .75%       .75%       .75%       .75%
Distribution and/or service
(12b-1) fees                               .30%      1.00%      1.00%      None
Other expenses:
     Transfer agent                        .20%       .32%       .24%       .20%
     Other expenses                        .35%       .35%       .35%       .35%
                                          -----      -----      -----      -----
Total other expenses                       .55%       .67%       .59%       .55%
                                          -----      -----      -----      -----
Total fund operating expenses             1.60%      2.42%      2.34%      1.30%
                                          =====      =====      =====      =====

Examples

                                                                         Advisor
                 Class A   Class B+   Class B++   Class C+   Class C++     Class
                 -------   --------   ---------   --------   ---------   -------
After 1 year      $  581     $  645      $  245     $  337      $  237    $  132
After 3 years     $  908     $  955      $  755     $  730      $  730    $  419
After 5 years     $1,259     $1,291      $1,291     $1,250      $1,250    $  713
After 10 years    $2,244     $2,553      $2,553     $2,676      $2,676    $1,568

----------
(a) Total Fund Operating Expenses for the fiscal year to date expenses as of May 31, 2009 do not reflect the voluntary waiver of certain distribution expenses by the Fund's principal underwriter, AllianceBernstein Investments, Inc. If the waiver were reflected, the Net Expenses of Class B shares for the AllianceBernstein Value Fund would have been 1.27%, and Net Expenses of Class B shares for the AllianceBernstein Focused Growth & Income Fund would have been 1.89%.
+ Assumes redemption at the end of period and, with respect to shares held for 10 years, conversion of Class B shares to Class A shares after eight years.
++ Assumes no redemption at end of period and, with respect to shares held for 10 years, conversion of Class B shares to Class A shares after eight years.


                                   * * * * *

The following information replaces certain information in Prospectus 2 under the heading "Fees and Expenses of the Funds." The expense information for the following Funds has been restated to reflect current expenses (i.e., annualized fiscal year-to-date expenses as of May 31, 2009) based on lower assets under management. Actual expenses may be higher or lower than those shown.

AllianceBernstein Value Fund
----------------------------

Operating Expenses

                                         Class A    Class R    Class K   Class I
                                         -------    -------    -------   -------
Management Fees                             .55%       .55%       .55%      .55%
Distribution and/or service
(12b-1) fees                                .30%       .50%       .25%     None
Other expenses:
     Transfer agent                         .19%       .19%       .17%      .02%
     Other expenses                         .14%       .14%       .14%      .14%
                                           -----      -----      -----      ----
Total other expenses                        .33%       .33%       .31%      .16%
                                           -----      -----      -----      ----
Total fund operating expenses              1.18%      1.38%      1.11%      .71%
                                           =====      =====      =====      ====

Examples

                                         Class A    Class R    Class K   Class I
                                         -------    -------    -------   -------
After 1 year                              $  120     $  140     $  113    $   73
After 3 years                             $  375     $  437     $  353    $  227
After 5 years                             $  649     $  755     $  612    $  395
After 10 years                            $1,432     $1,657     $1,352    $  883

AllianceBernstein Growth and Income Fund
----------------------------------------

Operating Expenses

                                         Class A    Class R    Class K   Class I
                                         -------    -------    -------   -------
Management Fees                             .55%       .55%       .55%      .55%
Distribution and/or service
(12b-1) fees                                .28%       .50%       .25%     None
Other expenses:
     Transfer agent                         .35%       .22%       .18%      .10%
     Other expenses                         .08%       .08%       .08%      .08%
                                           -----      -----      -----      ----
Total other expenses                        .43%       .30%       .26%      .18%
                                           -----      -----      -----      ----
Total fund operating expenses              1.26%      1.35%      1.06%      .73%
                                           =====      =====      =====      ====

Examples

                                         Class A    Class R    Class K   Class I
                                         -------    -------    -------   -------
After 1 year                              $  128     $  137     $  108    $   75
After 3 years                             $  400     $  428     $  337    $  233
After 5 years                             $  692     $  739     $  585    $  406
After 10 years                            $1,523     $1,624     $1,294    $  906

AllianceBernstein Focused Growth & Income Fund
----------------------------------------------

Operating Expenses

                                         Class A    Class R    Class K   Class I
                                         -------    -------    -------   -------
Management Fees                             .55%       .55%       .55%      .55%
Distribution and/or service
(12b-1) fees                                .30%       .50%       .25%     None
Other expenses:
     Transfer agent                         .38%       .21%       .18%      .02%
     Other expenses                         .48%       .48%       .48%      .48%
                                           -----      -----      -----     -----
Total other expenses                        .86%       .69%       .66%      .50%
                                           -----      -----      -----     -----
Total fund operating expenses              1.71%      1.74%      1.46%     1.05%
                                           =====      =====      =====     =====

Examples

                                         Class A    Class R    Class K   Class I
                                         -------    -------    -------   -------
After 1 year                              $  174     $  177     $  149    $  107
After 3 years                             $  539     $  548     $  462    $  334
After 5 years                             $  928     $  944     $  797    $  579
After 10 years                            $2,019     $2,052     $1,746    $1,283

AllianceBernstein Balanced Shares
---------------------------------

Operating Expenses

                                         Class A    Class R    Class K   Class I
                                         -------    -------    -------   -------
Management Fees                             .48%       .48%       .48%      .48%
Distribution and/or service
(12b-1) fees                                .29%       .50%       .25%     None
Other expenses:
     Transfer agent                         .27%       .23%       .18%      .10%
     Other expenses                         .12%       .12%       .12%      .13%
                                           -----      -----      -----      ----
Total other expenses                        .39%       .35%       .30%      .23%
                                           -----      -----      -----      ----
Total fund operating expenses              1.16%      1.33%      1.03%      .71%
                                           =====      =====      =====      ====

Examples

                                         Class A    Class R    Class K   Class I
                                         -------    -------    -------   -------
After 1 year                              $  118     $  135     $  105    $   73
After 3 years                             $  368     $  421     $  328    $  227
After 5 years                             $  638     $  729     $  569    $  395
After 10 years                            $1,409     $1,601     $1,259    $  883

AllianceBernstein Utility Income Fund
-------------------------------------

Operating Expenses

                                         Class A    Class R    Class K   Class I
                                         -------    -------    -------   -------
Management Fees                             .55%       .55%       .55%      .55%
Distribution and/or service
(12b-1) fees                                .30%       .50%       .25%     None
Other expenses:
     Transfer agent                         .30%       .22%       .19%      .10%
     Other expenses                         .38%       .38%       .38%      .38%
                                           -----      -----      -----     -----
Total other expenses                        .68%       .60%       .57%      .48%
                                           -----      -----      -----     -----
Total fund operating expenses              1.53%      1.65%      1.37%     1.03%
                                           =====      =====      =====     =====

Examples

                                         Class A    Class R    Class K   Class I
                                         -------    -------    -------   -------
After 1 year                              $  156     $  168     $  139    $  105
After 3 years                             $  483     $  520     $  434    $  328
After 5 years                             $  834     $  897     $  750    $  569
After 10 years                            $1,824     $1,955     $1,646    $1,259

AllianceBernstein Global Real Estate Investment Fund
----------------------------------------------------

Operating Expenses

                                         Class A    Class R    Class K   Class I
                                         -------    -------    -------   -------
Management Fees                             .55%       .55%       .55%      .55%
Distribution and/or service
(12b-1) fees                                .30%       .50%       .25%     None
Other expenses:
     Transfer agent                         .51%       .25%       .18%      .11%
     Other expenses                         .64%       .64%       .63%      .63%
                                           -----      -----      -----     -----
Total other expenses                       1.15%       .89%       .81%      .74%
                                           -----      -----      -----     -----
Total fund operating expenses              2.00%      1.94%      1.61%     1.29%
                                           =====      =====      =====     =====

Examples

                                         Class A    Class R    Class K   Class I
                                         -------    -------    -------   -------
After 1 year                              $  203     $  197     $  164    $  131
After 3 years                             $  627     $  609     $  508    $  409
After 5 years                             $1,078     $1,047     $  876    $  708
After 10 years                            $2,327     $2,264     $1,911    $1,556

AllianceBernstein International Value Fund
------------------------------------------

Operating Expenses

                                         Class A    Class R    Class K   Class I
                                         -------    -------    -------   -------
Management Fees                             .71%       .71%       .71%      .71%
Distribution and/or service
(12b-1) fees                                .30%       .50%       .25%     None
Other expenses:
     Transfer agent                         .28%       .22%       .15%      .04%
     Other expenses                         .10%       .10%       .10%      .10%
                                           -----      -----      -----      ----
Total other expenses                        .38%       .32%       .25%      .14%
                                           -----      -----      -----      ----
Total fund operating expenses              1.39%      1.53%      1.21%      .85%
                                           =====      =====      =====      ====

Examples

                                         Class A    Class R    Class K   Class I
                                         -------    -------    -------   -------
After 1 year                              $  142     $  156     $  123    $   87
After 3 years                             $  440     $  483     $  384    $  271
After 5 years                             $  761     $  834     $  665    $  471
After 10 years                            $1,669     $1,824     $1,466    $1,049

AllianceBernstein Global Value Fund
-----------------------------------

Operating Expenses

                                         Class A    Class R    Class K   Class I
                                         -------    -------    -------   -------
Management Fees                             .75%       .75%       .75%      .75%
Distribution and/or service
(12b-1) fees                                .30%       .50%       .25%     None
Other expenses:
     Transfer agent                         .20%       .15%       .17%      .02%
     Other expenses                         .35%       .35%       .35%      .35%
                                           -----      -----      -----     -----
Total other expenses                        .55%       .50%       .52%      .37%
                                           -----      -----      -----     -----
Total fund operating expenses              1.60%      1.75%      1.52%     1.12%
                                           =====      =====      =====     =====

Examples

                                         Class A    Class R    Class K   Class I
                                         -------    -------    -------   -------
After 1 year                              $  163     $  178     $  155    $  114
After 3 years                             $  505     $  551     $  480    $  356
After 5 years                             $  871     $  949     $  829    $  617
After 10 years                            $1,900     $2,062     $1,813    $1,363

                                   * * * * *

This Supplement should be read in conjunction with the Prospectuses for the Funds.

You should retain this Supplement with your Prospectuses for future reference.
--------------------------------------------------------------------------------
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